Assets Held at Refco Capital Markets, Ltd. (Details) (USD $)	0 Months Ended																									43 Months Ended	96 Months Ended		0 Months Ended
	Aug. 05, 2013	Dec. 05, 2012	Oct. 31, 2012	Dec. 01, 2011	Aug. 30, 2011	Jun. 02, 2011	Dec. 30, 2010	Oct. 15, 2010	Aug. 01, 2010	Jun. 04, 2010	May 19, 2010	Dec. 30, 2009	Jun. 29, 2009	Dec. 31, 2008	Jun. 26, 2008	Apr. 29, 2008	Mar. 28, 2008	Dec. 31, 2007	Sep. 19, 2007	Aug. 29, 2007	Jul. 03, 2007	Jun. 28, 2007	Jun. 07, 2007	Apr. 20, 2007	Dec. 29, 2006	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2005 LLC Equity/Non-Trading [Member]	Oct. 31, 2005 LLC Equity/Non-Trading [Member]
Assets Held at Refco Capital Markets, Ltd. (Details) [Line Items]
Financial Instruments, Owned, Principal Investments, at Fair Value																										$ 1,465,195	$ 1,465,195	$ 11,003,681		$ 57,544,206
Substitute Units Held by Affiliates (in Shares)																														2,273,288
Cash and Cash Equivalents, at Carrying Value																										1,301,182	1,301,182	8,659,507		1,000,000
Assets Held-in-trust																													56,544,206
Asset Impairment Charges	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	3,590,557	3,856,315	6,643,944		0		39,580,944
Net Assets Held-in-trust																													16,963,262
Percentage of Fair Value Under Carring Value																													30.00%
Amounts Received from Recovery of Impared Trust Before Distribution										15,300,000
Payments of Capital Distribution										$ 970,550
Gross Proceeds, Percentage of Distribution																										57.25%